Note 11 - Stock Options - Summary of Information About Stock Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2019 $ / shares
Statement Line Items [Line Items]
Options outstanding	4,464,640	4,155,084	4,130,000	3,275,000
Options outstanding, weighted average remaining contractual life (Year)	5 years 7 months 9 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 2.00	$ 1.96	$ 1.56	$ 1.67
Options exercisable	3,428,958
Options exercisable, weighed average exercise price (in CAD per share)	$ 1.64
Range one [member]
Statement Line Items [Line Items]
Options outstanding	1,955,000
Options outstanding, weighted average remaining contractual life (Year)	6 years 5 months 1 day
Options outstanding, weighted average exercise price (in CAD per share)	$ 1.17
Options exercisable	1,747,500
Options exercisable, weighed average exercise price (in CAD per share)	$ 1.15
Range one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	1.00
Range one [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	$ 1.99
Range two [member]
Statement Line Items [Line Items]
Options outstanding	1,679,000
Options outstanding, weighted average remaining contractual life (Year)	4 years 8 months 4 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 2.08
Options exercisable	1,550,000
Options exercisable, weighed average exercise price (in CAD per share)	$ 2.06
Range two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	2.00
Range two [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	$ 2.99
Range three [member]
Statement Line Items [Line Items]
Options outstanding	830,640
Options outstanding, weighted average remaining contractual life (Year)	5 years 6 months 18 days
Options outstanding, weighted average exercise price (in CAD per share)	$ 3.82
Options exercisable	131,458
Options exercisable, weighed average exercise price (in CAD per share)	$ 5.11
Range three [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	3.00
Range three [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise prices (in CAD per share)	$ 5.19